Debt and Equity Securities - Sales of Debt and Equity Securities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Gross proceeds	$ 39,857	$ 35,555	$ 90,007
Gross realized gains	102	76	716
Gross realized losses	(752)	(251)	(256)
Net realized gains (losses)	$ (650)	$ (175)	$ 460